Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Addition Paid-in Capital HKD ($)	Addition Paid-in Capital USD ($)	Statutory Reserve HKD ($)	Statutory Reserve USD ($)	Accumulated Other Comprehensive Income HKD ($)	Accumulated Other Comprehensive Income USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($)	USD ($)
BALANCE (in Dollars)	$ 8,775		$ 15,491,225		$ 17,940		$ 4,453,879		$ 3,094,506		$ 23,066,325
BALANCE at Dec. 31, 2021	$ 8,775		15,491,225		17,940		4,453,879		3,094,506		23,066,325
BALANCE (in Shares) at Dec. 31, 2021 | shares	18,000,000	18,000,000
Net Income (loss)					260,800				3,390,736		3,651,536
Foreign currency translation							(1,173,011)				(1,173,011)
BALANCE at Dec. 31, 2022	$ 8,775		15,491,225		278,740		3,280,868		6,485,242		25,544,850
BALANCE (in Shares) at Dec. 31, 2022 | shares	18,000,000	18,000,000
BALANCE (in Dollars)	$ 8,775		15,491,225		278,740		3,280,868		6,485,242		25,544,850
Net Income (loss)									(3,386,868)		(3,386,868)
Foreign currency translation							1,185,094				1,185,094
BALANCE at Dec. 31, 2023	$ 8,775		15,491,225		278,740		4,465,962		3,098,374		23,343,076
BALANCE (in Shares) at Dec. 31, 2023 | shares	18,000,000	18,000,000
BALANCE (in Dollars)	$ 8,775		15,491,225		278,740		4,465,962		3,098,374		23,343,076
Net Income (loss)									(2,660,408)		(2,660,408)	$ (342,494)
Issue of shares	$ 1,114		53,156,555								53,157,669
Issue of shares (in Shares) | shares	2,300,000	2,300,000
Foreign currency translation							(1,605,741)				(1,605,741)	(206,720)
BALANCE at Dec. 31, 2024	$ 9,889	$ 1,273	68,647,780	$ 8,837,594	278,740	$ 35,885	2,860,221	$ 368,220	437,966	$ 56,383	72,234,596	9,299,355
BALANCE (in Shares) at Dec. 31, 2024 | shares	20,300,000	20,300,000
BALANCE (in Dollars)	$ 9,889	$ 1,273	$ 68,647,780	$ 8,837,594	$ 278,740	$ 35,885	$ 2,860,221	$ 368,220	$ 437,966	$ 56,383	$ 72,234,596	$ 9,299,355